CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
                    CITIBANK (NEVADA), NATIONAL ASSOCIATION
==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending March 28, 2006
==============================================================================

This Report relates to the Due Period ending Mar 28, 2006 and the related Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........            14.32%

       Yield Component  ...................................            17.17%

       Credit Loss Component  .............................             2.85%

2. New Purchase Rate  .....................................            22.75%

3. Total Payment Rate  ....................................            24.14%

4. Principal Payment  Rate  ................................           23.12%

5. Aggregate Amount of Principal Receivables in the Trust :

     Beginning of Due Period  ............................  $  73,749,006,882

     Average  ............................................  $  74,492,946,798

     Lump Sum Addition/(Removal)  ........................  $   1,878,564,813

     End of Due Period  ..................................  $  74,666,834,570

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  70,583,875,932
         5-34 days delinquent  ...........................  $   2,320,420,094
        35-64 days delinquent  ...........................  $     775,970,979
        65-94 days delinquent  ...........................  $     553,875,272
       95-124 days delinquent  ...........................  $     397,326,605
      125-154 days delinquent  ...........................  $     342,126,624
      155-184 days delinquent  ...........................  $     311,777,926

      Current  ...........................................             93.76%
         5-34 days delinquent  ...........................              3.08%
        35-64 days delinquent  ...........................              1.03%
        65-94 days delinquent  ...........................              0.74%
       95-124 days delinquent  ...........................              0.53%
      125-154 days delinquent  ...........................              0.45%
      155-184 days delinquent  ...........................              0.41%

                                      Page 5
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
                    CITIBANK (NEVADA), NATIONAL ASSOCIATION
==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending March 28, 2006
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                        14.32%             14.30%
  2. Weighted Average Note Rate                              4.80%              4.77%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                 0.37%              0.37%
         Others                                              0.01%              0.01%
  4. Surplus Finance Charge Collections                      9.14%              9.15%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account             9.09%              9.10%
  6. Required Surplus Finance Charge Amount                  0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                 9.14%              9.15%
     minus Required Surplus Finance Charge Amount

C. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                         $15,048,126,924         $15,047,310,257
         Principal Collections                          $14,095,827,459         $14,095,827,459
         Finance Charge Collections                     $   952,299,465         $   951,482,798
  2. Investor Default Amount                            $   156,915,540         $   156,915,540
  3. Investor Monthly Interest                          $   256,649,870         $   254,852,114
  4. Investor Monthly Fees
         Fixed Servicing Fees                           $    18,593,091         $    18,794,535
         Others                                         $       356,398         $       356,398
  5. Surplus Finance Charge Collections                 $   519,784,566         $   520,564,211
  6. Required Surplus Finance Charge Collections        $             0         $             0
  7. Aggregate Surplus Finance Charge Amount            $   519,784,566         $   520,564,211
     minus Required Surplus Finance Charge Amount

(1) Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Investor Monthly Interest and certain fees, until the first Monthly Interest Date. Values for "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.

     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue
     from February 24, 2006    to March 28, 2006      , 33 days, or
     March 7 , 2006       to April 6 , 2006      , 31 days (standard basis).
                                      Page 6
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
                    CITIBANK (NEVADA), NATIONAL ASSOCIATION
==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending March 28, 2006
==============================================================================

D. Information Regarding Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $51,940,249,918
       For all Classes except Class 2001-A3 (Dakota) ............   $38,940,249,918
       For Class 2001-A3 (Dakota) ...............................   $13,000,000,000
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 3,140,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 4,625,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $   217,303,900
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $    13,726,946
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $    25,619,024
  3a.  Balance in the Class A Interest Funding Account  .........   $   435,745,952
  3b   Balance in the Class B Interest Funding Account  .........   $    25,795,794
  3c   Balance in the Class C Interest Funding Account  .........   $    57,542,994
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $ 1,000,000,000
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $             0
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $   250,000,000
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 2,389,589,206
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................          5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 3,186,117,610
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................          7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 4,186,666,562
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................        133.33333%

   Data Applicable only to Class 2001-A3 (Dakota) (1)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $   903,743,100
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................          6.95187%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................          0.00000%


-----------------------------------------------------------------------------
(1) All conditions precedent were satisfied for the issuance of new tranches of Dakota CP Notes during Due Period ending March 28, 2006, including the condition that the weighted average remaining life to Expected Principal Payment Date of all Dakota CP Notes be 60 days or less. Page 7 CITIBANK (SOUTH DAKOTA), NATIONAL
ASSOCIATION        CITIBANK        (NEVADA),         NATIONAL        ASSOCIATION
==============================================================================
CITIBANK  CREDIT CARD ISSUANCE  TRUST / CITIBANK  CREDIT CARD MASTER TRUST I For
the        Due        Period         Ending         March        28,        2006
==============================================================================

   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   -----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $1,187,239,720
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $    9,081,884
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $  279,970,786
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $1,000,000,000
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $            0
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $  250,000,000
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $  187,239,720
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $    9,081,984
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $   29,970,786
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0

                                      Page 8
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
                    CITIBANK (NEVADA), NATIONAL ASSOCIATION
==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending March 28, 2006
==============================================================================

F. Information Regarding Notes of Citiseries (2)
   ----------------------------------------------
   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding    Monthly     Targeted    Actual     Cumulative  Interest     Interest
  Tranche         Dollar         Accretion   Interest    Interest   Shortfall   Funding      Payment
                  Principal                  Monthly     Monthly    In Interest Sub-Account  On Payment
                  Amount                     Deposit     Deposit    Funding     Balance      Date
                                                                    Sub-Account
--------------- --------------- ----------- ----------- ----------- ----------- ----------- ------------
Class 2000-A3     1,000,000,000           0   4,576,596   4,576,596           0  19,983,472           0
Class 2001-A1     1,500,000,000           0   6,303,333   6,303,333           0  11,996,667           0
Class 2001-A3    13,000,000,000           0  56,850,590  56,850,590           0           0  56,850,590
Class 2001-A4     1,108,750,000           0   4,564,979   4,564,979           0           0  13,253,166
Class 2001-A6     1,250,000,000           0   5,641,568   5,641,568           0  20,138,496           0
Class 2001-A7       420,000,000           0   1,880,244   1,880,244           0   3,475,602           0
Class 2001-B1       350,000,000           0   1,636,250   1,636,250           0           0   4,462,500
Class 2001-B2       390,000,000           0   1,796,708   1,796,708           0   1,796,708           0
Class 2001-C1       500,000,000           0   2,603,333   2,603,333           0           0   7,100,000
Class 2001-C2                 0           0   1,262,289   1,262,289           0           0   1,262,289
Class 2001-C3       500,000,000           0   2,770,833   2,770,833           0  13,854,167           0
Class 2001-C4       100,000,000           0     479,639     479,639           0           0     479,639
Class 2002-A1     1,000,000,000           0   4,115,078   4,115,078           0   7,754,144           0
Class 2002-A10    1,000,000,000           0   4,307,708   4,307,708           0           0   4,307,708
Class 2002-A4       750,000,000           0   3,177,500   3,177,500           0           0   3,177,500
Class 2002-A8     1,000,000,000           0   4,185,000   4,185,000           0           0   4,185,000
Class 2002-B1       400,000,000           0   1,704,556   1,704,556           0   1,704,556           0
Class 2002-C1       400,000,000           0   1,963,333   1,963,333           0   3,736,667           0
Class 2002-C2       350,000,000           0   2,027,083   2,027,083           0   4,054,167           0
Class 2002-C3       275,000,000           0   1,525,104   1,525,104           0   1,525,104           0
Class 2003-A1     1,250,000,000           0   5,385,417   5,385,417           0           0  14,687,500
Class 2003-A10      500,000,000           0   2,111,996   2,111,996           0   7,801,568           0
Class 2003-A11      750,000,000           0   3,196,875   3,196,875           0           0   8,718,750
Class 2003-A3       750,000,000           0   3,111,063   3,111,063           0   3,111,063           0
Class 2003-A4     1,250,000,000           0   5,381,944   5,381,944           0   5,381,944           0
Class 2003-A5                 0           0   2,083,333   2,083,333           0           0  12,500,000
Class 2003-A6     1,250,000,000           0   5,519,250   5,519,250           0  24,283,521           0
Class 2003-A7       650,000,000           0   2,766,427   2,766,427           0   5,214,580           0
Class 2003-A8       750,000,000           0   3,317,703   3,317,703           0   6,028,453           0
Class 2003-A9     2,500,000,000           0  10,440,972  10,440,972           0  19,534,722           0
Class 2003-C1       325,000,000           0   1,581,215   1,581,215           0           0   4,488,611
Class 2003-C3       150,000,000           0     556,250     556,250           0           0   3,337,500
Class 2003-C4       300,000,000           0   1,250,000   1,250,000           0   5,000,000           0
Class 2004-A1     2,750,000,000           0   5,843,750   5,843,750           0  17,531,250           0
Class 2004-A2     1,480,000,000           0   6,263,206   6,263,206           0  11,920,296           0
Class 2004-A3     1,000,000,000           0   4,038,611   4,038,611           0           0  11,725,000
Class 2004-A4     1,750,000,000           0   7,268,626   7,268,626           0  13,509,715           0
Class 2004-A5       473,410,131           0   1,828,724   1,828,724           0           0   5,486,172
Class 2004-A6       394,508,442           0   1,539,520   1,539,520           0           0   4,618,560
Class 2004-A7     1,200,000,000           0   5,032,333   5,032,333           0   9,577,667           0
Class 2004-A8       750,000,000           0   3,129,986   3,129,986           0   8,832,688           0
Class 2004-B1       250,000,000           0   1,075,582   1,075,582           0           0   1,075,582
Class 2004-B2       250,000,000           0   1,074,236   1,074,236           0           0   1,074,236
Class 2004-C1       225,000,000           0   1,113,492   1,113,492           0           0   1,113,492
Class 2005-A1       338,581,344           0   1,445,110   1,445,110           0   2,709,582           0
Class 2005-A10    1,000,000,000           0   4,362,188   4,362,188           0           0   4,362,188
Class 2005-A2       875,000,000           0   3,626,183   3,626,183           0           0  19,619,117
Class 2005-A3     1,375,000,000           0   5,777,321   5,777,321           0           0   5,777,321
Class 2005-A4       300,000,000           0   1,254,531   1,254,531           0   3,519,448           0
Class 2005-A5       200,000,000           0     840,315     840,315           0   2,357,799           0
Class 2005-A6     1,500,000,000           0   5,890,000   5,890,000           0           0  16,720,000
Class 2005-A7       750,000,000           0   3,093,057   3,093,057           0  14,024,495           0
Class 2005-A8       875,000,000           0   3,651,515   3,651,515           0           0   3,651,515
Class 2005-A9       500,000,000           0   2,112,456   2,112,456           0   7,865,915           0
Class 2005-B1       500,000,000           0   2,253,281   2,253,281           0           0  11,495,879
Class 2005-C1        75,000,000           0     343,750     343,750           0     343,750           0
Class 2005-C2       175,000,000           0     795,573     795,573           0           0     795,573
Class 2005-C3       375,000,000           0   1,773,320   1,773,320           0           0   1,773,320
Class 2005-C5       200,000,000           0     875,946     875,946           0   3,980,854           0
Class 2005-C6       175,000,000           0     814,716     814,716           0           0     814,716
Class 2006-A1*      500,000,000           0   2,124,306   2,124,306           0   3,417,361           0
Class 2006-A2     1,500,000,000           0   6,062,500   6,062,500           0  12,933,333           0
Class 2006-A3       750,000,000           0   3,202,083   3,202,083           0   3,202,083           0
Class 2006-B1       600,000,000           0   2,469,667   2,469,667           0           0   2,469,667
Class 2006-B2       400,000,000           0   1,716,667   1,716,667           0   1,716,667           0
Class 2006-C1       500,000,000           0   3,883,145   3,883,145           0           0   3,883,145

* Contains Accrued Interest of $475,000.

                                      Page 9
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
                    CITIBANK (NEVADA), NATIONAL ASSOCIATION
==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending March 28, 2006
==============================================================================


1b. Outstanding Dollar Principal Amount and Investor Interest Payments

Class/         Outstanding    Investor    Investor        Pymt  Monthly   Investor's Investor's   SWAP   Expected  Legal
Tranche        Dollar         Interest    Interest        Date  Interest  Current    Int PMT      (Y/N) Principal  Maturity
               Principal      Rate(Fixed  Rate            (1)   Accural   Period      On Pmt            Payment    Date
               Amount         /Floating)  Frequency             Period    Int Rate    Date (2)          Date
--------------  ------------ ---------- ------------     ---- --------- --------   -----------  -----  ---------- --------
Class 2000-A3  1,000,000,000 Fixed      May,Nov           15    15 - 17   6.87500     0.00         Yes   11/15/07   11/16/09
Class 2001-A1  1,500,000,000 Floating   Feb,May,Aug,Nov    7     7  - 7   4.88000     0.00         No    02/07/08   02/08/10
Class 2001-A6  1,250,000,000 Fixed      Jun,Dec           15    15 - 17   5.65000     0.00         Yes   06/15/06   06/16/08
Class 2001-A7    420,000,000 Floating   Feb,May,Aug,Nov   15    15 - 17   4.88375     0.00         No    08/15/11   08/15/13
Class 2001-B1    350,000,000 Floating   Jan,Apr,Jul,Oct   15    15 - 17   5.10000  4,462,500.00    No    01/15/08   01/15/10
Class 2001-B2    390,000,000 Floating   Mar,Jun,Sep,Dec   10    10 - 10   5.35000     0.00         No    12/10/06   12/10/08
Class 2001-C1    500,000,000 Floating   Jan,Apr,Jul,Oct   15    15 - 17   5.68000  7,100,000.00    No    01/15/08   01/15/10
Class 2001-C3    500,000,000 Fixed      Monthly           15    15 - 17   6.65000     0.00         No    05/15/06   05/15/08
Class 2001-C4    100,000,000 Floating   Monthly            7     7  - 7   5.57000    479,638.89    No    06/07/06   06/09/08
Class 2002-A1  1,000,000,000 Fixed      Feb,Aug            7     7  - 7   4.95000      0.00        Yes   02/07/07   02/09/09
Class 2002-A10 1,000,000,000 Floating   Monthly           17    17 - 17   5.00250  4,307,708.33    No    12/17/12   12/17/14
Class 2002-A4    750,000,000 Floating   Monthly            7     7  - 7   4.92000  3,177,500.00    No    06/07/14   06/07/16
Class 2002-A8  1,000,000,000 Floating   Monthly            7     7  - 7   4.86000  4,185,000.00    No    11/07/09   11/07/11
Class 2002-B1    400,000,000 Floating   Mar,Jun,Sep,Dec   25    27 - 25   5.29000      0.00        No    06/25/07   06/25/09
Class 2002-C1    400,000,000 Floating   Feb,May,Aug,Nov    7     7  - 7   5.70000      0.00        No    02/07/07   02/07/09
Class 2002-C2    350,000,000 Fixed      Feb,Aug           15    15 - 17   6.95000      0.00        No    02/15/12   02/15/14
Class 2002-C3    275,000,000 Floating   Mar,Jun,Sep,Dec   15    15 - 17   6.05000      0.00        No    12/15/07   12/15/09
Class 2003-A1  1,250,000,000 Floating   Jan,Apr,Jul,Oct   15    15 - 17   4.70000 14,687,500.00    No    01/15/08   01/15/10
Class 2003-A10   500,000,000 Fixed      Jun,Dec           10    10 - 10   4.75000      0.00        Yes   12/10/13   12/10/15
Class 2003-A11   750,000,000 Floating   Jan,Apr,Jul,Oct   15    15 - 17   4.65000  8,718,750.00    No    10/15/07   10/15/09
Class 2003-A3    750,000,000 Fixed      Mar,Sep           10    10 - 10   3.10000      0.00        Yes   03/10/08   03/10/10
Class 2003-A4  1,250,000,000 Floating   Mar,Jun,Sep,Dec   20    20 - 20   5.00000      0.00        No    03/20/07   03/20/09
Class 2003-A5  1,000,000,000 Fixed      Apr,Oct            7     7  - 7   2.50000  12,499,999.98   No    04/07/20   04/07/20
Class 2003-A6  1,250,000,000 Fixed      May,Nov           15    15 - 17   2.90000      0.00        Yes   05/15/08   05/17/10
Class 2003-A7    650,000,000 Fixed      Jan,Jul            7     7  - 7   4.15000      0.00        Yes   07/07/15   07/07/17
Class 2003-A8    750,000,000 Fixed      Feb,Aug           15    15 - 17   3.50000      0.00        Yes   08/15/08   08/16/10
Class 2003-A9  2,500,000,000 Floating   Feb,May,Aug,Nov   20    20 - 20   4.85000      0.00        No    11/20/08   11/22/10
Class 2003-C1    325,000,000 Floating   Jan,Apr,Jul,Oct    7     7  - 7   5.65000   4,488,611.11   No    04/07/08   04/07/10
Class 2003-C3    150,000,000 Fixed      Apr,Oct            7     7  - 7   4.45000   3,337,500.00   No    04/07/08   04/07/10
Class 2003-C4    300,000,000 Fixed      Jun,Dec           10    10 - 10   5.00000      0.00        No    06/10/13   06/10/15
Class 2004-A1  2,750,000,000 Fixed      Jan,Jul           20    20 - 20   2.55000      0.00        No    01/20/07   01/20/09
Class 2004-A3  1,000,000,000 Floating   Jan,Apr,Jul,Oct   24    24 - 24   4.69000  11,725,000.00   No    07/24/09   07/25/11
Class 2004-A4  1,750,000,000 Fixed      Feb,Aug           24    24 - 24   3.20000      0.00        Yes   08/24/07   08/24/09
Class 2004-A7  1,200,000,000 Floating   Feb,May,Aug,Nov   24    24 - 24   4.87000      0.00        No    11/24/11   11/25/13
Class 2004-A8    750,000,000 Fixed      Jun,Dec           10    10 - 10   4.90000      0.00        Yes   12/10/14   12/12/16
Class 2004-B1    250,000,000 Floating   Monthly           20    20 - 20   4.99625   1,075,581.60   No    05/20/09   05/20/11
Class 2004-B2    250,000,000 Floating   Monthly            7     7  - 7   4.99000   1,074,236.11   No    10/07/11   10/07/13
Class 2004-C1    225,000,000 Floating   Monthly           15    15 - 17   5.39875   1,113,492.19   No    07/15/11   07/15/13
Class 2005-A10 1,000,000,000 Floating   Monthly           15    15 - 17   4.75875   4,362,187.50   No    12/15/08   12/15/10
Class 2005-A2    875,000,000 Fixed      Mar,Sep           10    10 - 10   4.85000      0.00        Yes   03/10/15   03/10/17
Class 2005-A3  1,375,000,000 Floating   Monthly           24    24 - 24   4.87938   5,777,321.46   No    04/24/12   04/24/14
Class 2005-A4    300,000,000 Fixed      Jun,Dec           20    20 - 20   4.40000      0.00        Yes   06/20/12   06/20/14
Class 2005-A5    200,000,000 Fixed      Jun,Dec           20    20 - 20   4.55000      0.00        Yes   06/20/15   06/20/17
Class 2005-A6  1,500,000,000 Floating   Jan,Apr,Jul,Oct    7     7  - 7   4.56000  16,720,000.00   No    10/07/09   10/07/11
Class 2005-A7    750,000,000 Fixed      Apr,Oct           20    20 - 20   4.75000      0.00        Yes   10/20/10   10/22/12
Class 2005-A8    875,000,000 Floating   Monthly           20    20 - 20   4.84625   3,651,514.76   No    10/20/12   10/20/14
Class 2005-A9    500,000,000 Fixed      May,Nov           20    20 - 20   5.10000      0.00        Yes   11/20/15   11/20/17
Class 2005-B1    500,000,000 Fixed      Mar,Sep           15    15 - 17   4.40000      0.00        Yes   09/15/08   09/15/10
Class 2005-C1     75,000,000 Fixed      Mar,Sep           24    24 - 24   5.50000      0.00        No    03/24/15   03/24/17
Class 2005-C2    175,000,000 Floating   Monthly           24    24 - 24   5.27938     795,573.24   No    03/24/15   03/24/17
Class 2005-C3    375,000,000 Floating   Monthly           15    15 - 17   5.15875   1,773,320.31   No    07/15/12   07/15/14
Class 2005-C5    200,000,000 Fixed      Apr,Oct           24    24 - 24   4.95000      0.00        Yes   10/24/08   10/25/10
Class 2005-C6    175,000,000 Floating   Monthly           15    15 - 17   5.07875     814,716.15   No    11/15/10   11/15/12
Class 2006-A1    500,000,000 Floating   Feb,May,Aug,Nov    7     7  - 7   4.75000      0.00        No    02/07/13   02/07/15
Class 2006-A2  1,500,000,000 Fixed      Feb,Aug           10    10 - 10   4.85000      0.00        No    02/10/09   02/10/11
Class 2006-A3    750,000,000 Fixed      Mar,Sep           15    15 - 17   5.30000      0.00        No    03/15/16   03/15/18
Class 2006-B1    600,000,000 Floating   Monthly            7     7  - 7   4.78000   2,469,666.67   No    03/07/09   03/07/11
Class 2006-B2    400,000,000 Fixed      Mar,Sep            7     7  - 7   5.15000      0.00        No    03/07/09   03/07/11
Class 2006-C1    500,000,000 Floating   Monthly           20    20 - 20   5.08339   3,883,145.14   No    02/20/13   02/20/15

(1) If the payment is not a Business Day, the the payment date will be the succeeding Business Day.
(2) The Record Date for payment of the notes is the last day of the month before the related payment day.




                                                Page 10
2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2001-C2       250,000,000     250,000,000               0               0     250,000,000
Class 2003-A5     1,000,000,000   1,000,000,000               0               0   1,000,000,000


2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.

  -----------------------------------------------------------------------------
 (2) The information reported is for the Due Period ending and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
                    CITIBANK (NEVADA), NATIONAL ASSOCIATION
==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending March 28, 2006
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      9.08%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
   -------------------------------------------------------------

  Class/Tranche   Targeted        Actual          Cumulative      Withdrawals     Class C
                  Deposit to      Deposit to      Shortfall in    from Class C    Reserve
                  Class C         Class C         Class C         Reserve         Sub-Account
                  Reserve         Reserve         Reserve         Sub-Account     Balance
                  Sub-Account     Sub-Account     Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.


4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche   Maximum         Maximum     Class A      Class A       Cumulative      Cumulative
                 Enhancement     Enhancement Usage of     Usage of      Class A         Class A
                 Amount          Amount      Class B      Class C       Usage of        Usage of
                 Available       Available   Subordinated Subordinated  Class B         Class C
                 from Class      from Class  Amount for   Amount for    Subordinated    Subordinated
                 B Notes         C Notes     this Due     this Due      Amount          Amount
                                             Period       Period
--------------- ------------- ------------- ------------- ------------- ------------- --------------
Class 2000-A3      59,829,100    79,772,100
Class 2001-A1      89,743,650   119,658,150
Class 2001-A3               0   903,743,100
Class 2001-A4      66,335,515    88,447,316
Class 2001-A6      74,786,375    99,715,125
Class 2001-A7      25,128,222    33,504,282
Class 2002-A1      59,829,100    79,772,100
Class 2002-A10     59,829,100    79,772,100
Class 2002-A4      44,871,825    59,829,075
Class 2002-A8      59,829,100    79,772,100
Class 2003-A1      74,786,375    99,715,125
Class 2003-A10     29,914,550    39,886,050
Class 2003-A11     44,871,825    59,829,075
Class 2003-A3      44,871,825    59,829,075
Class 2003-A4      74,786,375    99,715,125
Class 2003-A5      59,829,100    79,772,100
Class 2003-A6      74,786,375    99,715,125
Class 2003-A7      38,888,915    51,851,865
Class 2003-A8      44,871,825    59,829,075
Class 2003-A9     149,572,750   199,430,250
Class 2004-A1     164,530,025   219,373,275
Class 2004-A2      88,547,068   118,062,708
Class 2004-A3      59,829,100    79,772,100
Class 2004-A4     104,700,925   139,601,175
Class 2004-A5      28,323,702    37,764,920
Class 2004-A6      23,603,085    31,470,767
Class 2004-A7      71,794,920    95,726,520
Class 2004-A8      44,871,825    59,829,075
Class 2005-A1      20,257,017    27,009,345
Class 2005-A10     59,829,100    79,772,100
Class 2005-A2      52,350,463    69,800,588
Class 2005-A3      82,265,013   109,686,638
Class 2005-A4      17,948,730    23,931,630
Class 2005-A5      11,965,820    15,954,420
Class 2005-A6      89,743,650   119,658,150
Class 2005-A7      44,871,825    59,829,075
Class 2005-A8      52,350,463    69,800,588
Class 2005-A9      29,914,550    39,886,050
Class 2006-A1      29,914,550    39,886,050
Class 2006-A2      89,743,650   119,658,150
Class 2006-A3      44,871,825    59,829,075

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
                    CITIBANK (NEVADA), NATIONAL ASSOCIATION
==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending March 28, 2006
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2001-B1               466,666,655
Class 2001-B2               519,999,987
Class 2002-B1               533,333,320
Class 2004-B1               333,333,325
Class 2004-B2               333,333,325
Class 2005-B1               666,666,650
Class 2006-B1               799,999,980
Class 2006-B2               533,333,320


6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             9.15%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 17th day of April, 2006.




                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I





                                By:    /s/   Andrew Lubliner
                                    ____________________________________
                                     Name:   Andrew Lubliner
                                     Title:  Authorized Representative